Pension benefits - Change in Projected Benefit Obligations (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligations at beginning of period	$ 16	$ 16	$ 16
Service cost	0	0	0	$ 1
Benefits paid	0	(1)	(1)	(1)
Change in unrecognized actuarial gain	0	(3)	1	2
Settlement	0	0	0	(25)
Foreign currency translations	0	(2)	0	(1)
Projected benefit obligations at end of period	$ 16	$ 10	$ 16	$ 16